Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064
333-179272
333-183060

TIAA-CREF Life Separate Account VLI-1

TIAA-CREF Life Separate Account VLI-2

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER 1

dated May 24, 2017 to the

Intelligent Life® VUL Prospectus

dated May 1, 2017

Intelligent Life® Survivorship VUL Prospectus

dated May 1, 2017

Intelligent Variable Annuity® Prospectus

dated May 1, 2017

M Intelligent VUL Prospectus

dated May 1, 2017

M Intelligent Survivorship VUL Prospectus

dated May 1, 2017

This supplement amends a certain disclosure in the above-referenced prospectuses for the Contracts with the same names. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

PVC Equity Income Account — Class I

PVC MidCap Account — Class I

On page 29 of the Intelligent Life VUL and Intelligent Life Survivorship VUL prospectus, and page 26 of the M Intelligent VUL prosepectus, and page 26 of the M Intelligent Survivorship VUL prospectus, and page 14 of the Intelligent Variable Annuity Prospectus, the Portfolio Investment Manager and Investment Objectives table has changed as follows to reflect changes in the Investment Manager for these portfolios effective May 2, 2017.

•	Change references to Principal Management Corporation (“PMC”) to Principal Global Investors, LLC (“PGI”). On May 1, 2017 PMC merged into and with PGI and PGI became the investment advisor to the Fund.
•	Change references to Edge Asset Management, Inc (“Edge”) to Principal Global Investors, LLC (“PGI”). On May 1, 2017, Edge merged into and with PGI.

Portfolio	Investment Manager	Investment Objective
PVC Equity Income Account — Class 1	Principal Global Investors, LLC	Seeks to provide current income and long-term growth of income and capital.
PVC MidCap Account — Class 1	Principal Global Investors, LLC	Seeks long-term growth of capital.

For more information about these changes and about the portfolios in general, refer to the Intelligent Life VUL and Intelligent Life Survivorship VUL Prospectus, the Intelligent Variable Annuity Prospectus, the M Intelligent Life VUL prosepectus or the M Intelligent Life Survivorship VUL Prospectus.

A40051 (05/17)